FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Foreign Exchange Risk and Net Investment Hedge (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt
Long-term debt	$ 259,516	$ 701,771
Foreign exchange gain/(loss) on net investment hedge, net of tax	(26,541)	4,097	$ 1,780
Senior Notes
Debt
Long-term debt	203,200	303,800
Unsecured Debt
Debt
Long-term debt	$ 56,300	$ 400,000